Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Seligman Technology and Information Fund Class A / SLMCX
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class A
Trading Symbol	SLMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 136	1.17%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	32.55	24.22	19.99
Class A (including sales charges)	24.94	22.76	19.28
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,995,710,378
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 91,097,047
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Seligman Technology and Information Fund Advisor Class / SCIOX
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Advisor Class
Trading Symbol	SCIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,995,710,378
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 91,097,047
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Seligman Technology and Information Fund Class C / SCICX
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class C
Trading Symbol	SCICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 222	1.92%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	31.58	23.29	19.09
Class C (including sales charges)	30.58	23.29	19.09
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,995,710,378
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 91,097,047
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Seligman Technology and Information Fund Class R / SCIRX
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class R
Trading Symbol	SCIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 165	1.42%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	32.22	23.91	19.69
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,995,710,378
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 91,097,047
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Seligman Technology and Information Fund Institutional Class / CCIZX
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional Class
Trading Symbol	CCIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 107	0.92%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	32.88	24.53	20.29
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual- funds for more recent performance information.
Net Assets	$ 12,995,710,378
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 91,097,047
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Seligman Technology and Information Fund Institutional 3 Class / CCOYX
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 3 Class
Trading Symbol	CCOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 98	0.84%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	33.00	24.64	20.28
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,995,710,378
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 91,097,047
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Seligman Technology and Information Fund Institutional 2 Class / SCMIX
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 2 Class
Trading Symbol	SCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 104	0.89%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Allocation
| Overall, the Fund’s allocation to the information technology sector relative to the S&P North American Technology Sector Index was the largest contributing sector during the annual period. Within information technology, the Fund’s allocation to information technology services, technology hardware storage and peripherals, software, and communications equipment all contributed to overall performance.
Security selection
| The Fund maintained an average underweight to information technology services and technology hardware storage and peripherals during the annual period. Strong security selection within those subsectors delivered positive alpha relative to the benchmark.
Individual holdings
| Positions in computer hardware company Dell Technologies, web services company GoDaddy, and semiconductor company Lam Research contributed to the Fund’s relative performance during the period. Not owning a position in professional services company Accenture, which was a constituent of the benchmark during the period, also contributed to relative results.
Top Performance Detractors
Allocation
| The Fund’s allocation to the communication services and real estate sectors detracted from relative performance during the period. The Fund maintained an average underweight to the communication services sector during the period, which detracted from performance relative to the benchmark due to strong returns from the sector.
Individual holdings
| Positions that detracted most relative to the benchmark during the period included semiconductor company NVIDIA, internet content company and Facebook parent Meta Platforms, content collaboration platform Dropbox, and application software company Cerence.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	32.94	24.58	20.36
S&P North American Technology Sector Index	41.01	22.12	20.09
Russell 3000 Index	27.58	15.00	12.09

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 12,995,710,378
Holdings Count | Holdings	66
Advisory Fees Paid, Amount	$ 91,097,047
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 12,995,710,378
Total number of portfolio holdings	66
Management services fees (represents 0.82% of Fund average net assets)	$ 91,097,047
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Lam Research Corp.	5.3%
Broadcom, Inc.	5.2%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.4%
Alphabet, Inc., Class A	3.9%
Apple, Inc.	3.6%
Applied Materials, Inc.	3.4%
Bloom Energy Corp., Class A	3.1%
GoDaddy, Inc., Class A	2.9%
eBay, Inc.	2.8%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds